SCHEDULE OF BUSINESS COMBINATION ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jul. 26, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 07, 2021	Jul. 30, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Goodwill	$ 48,488		$ 45,898	$ 51,571
Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 8,788
Intangible assets		686
Right-of-use assets		331
Inventories		59
Accounts receivable		28
Cash		7
Other liabilities, noncurrent		(2,328)
Accounts payable		(1,503)
Other payables		(693)
Total net assets acquired		$ 5,374
Sanabil SA [Member]
Business Acquisition [Line Items]
Assumed debt					$ 6,548
Noncontrolling interest					221
Total consideration paid					7,101
Current assets					4,665
Current liabilities					(4,416)
Property, plant and equipment					5,413
Tradename					323
Customer relationship					453
Cash					332
Total net assets acquired					6,438
Goodwill					$ 663
MDS Burkina [Member]
Business Acquisition [Line Items]
Assumed debt						$ 7,348
Noncontrolling interest						1,714
Total consideration paid						15,215
Current assets						4,559
Current liabilities						(1,144)
Property, plant and equipment						9,970
Cash						6,153
Total net assets acquired						13,385
Goodwill						$ 1,830
MDS Mali [Member]
Business Acquisition [Line Items]
Assumed debt							$ 9,723
Noncontrolling interest							4,037
Total consideration paid							23,339
Current assets							16,715
Current liabilities							(7,293)
Property, plant and equipment							8,289
Tradename							734
Customer relationship							1,760
Other intangible assets							20
Cash							9,579
Total net assets acquired							20,225
Goodwill							$ 3,114